Provisions and Other Non-Current Liabilities - Summary of Movement in Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	$ 331	$ 290
Charges	202	267
Utilization	(301)	(144)
Disposals of businesses		(70)
Translation and other, net	13	(12)
Other provisions at end of period	245	331
Less: short-term provisions	119	203
Long-term provisions	126	128
Employee-related [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period		60
Charges	12	15
Utilization	(25)	(68)
Disposals of businesses		(4)
Translation and other, net	13	(3)
Restructuring [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	94
Charges	117	127
Utilization	(145)	(33)
Translation and other, net	(10)
Other provisions at end of period	56	94
Less: short-term provisions	56	94
Facilities-related [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	28	100
Charges	3	8
Utilization	(18)	(19)
Disposals of businesses		(58)
Translation and other, net	14	(3)
Other provisions at end of period	27	28
Less: short-term provisions	2	3
Long-term provisions	25	25
Other [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	209	130
Charges	70	117
Utilization	(113)	(24)
Disposals of businesses		(8)
Translation and other, net	(4)	(6)
Other provisions at end of period	162	209
Less: short-term provisions	61	106
Long-term provisions	$ 101	$ 103